The table below shows the exchange rate variation for the period: (Details) - R$ / shares	Dec. 31, 2021	Dec. 31, 2020
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate	R$ 5.5805	R$ 5.1967
Exchange rate variation	7.40%
Japan, Yen
IfrsStatementLineItems [Line Items]
Exchange rate	R$ 0.04847	R$ 0.05043
Exchange rate variation	(3.90%)